PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Defined Benefit Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	$ 1,237	$ 1,122	$ 1,198
Administration expenses	611	507	487
Net interest expense	920	1,182	1,317
Net costs recognized in the statement of consolidated earnings	2,768	2,811	3,002
Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	1,193	1,076	1,176
Administration expenses	611	507	487
Net interest expense	814	1,071	1,174
Net costs recognized in the statement of consolidated earnings	2,618	2,654	2,837
Other Plans
Disclosure of defined benefit plans [line items]
Current service cost	44	46	22
Administration expenses	0	0	0
Net interest expense	106	111	143
Net costs recognized in the statement of consolidated earnings	$ 150	$ 157	$ 165